Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Numerator-net increase/(decrease) in net assets resulting from operations	$ 73,408	$ 9,442	$ 173,627	$ 28,425	$ 48,542	$ 83,255	$ 18,297
Weighted average shares outstanding - basic (Note 9) (in shares)	71,874,113	64,102,092	71,361,910	60,169,337	61,676,363	31,159,302	7,559,426
Weighted average shares outstanding - diluted (Note 9) (in shares)	71,874,113	64,102,092	71,361,910	60,169,337	61,676,363	31,159,302	7,559,426
Basic earnings (loss) per share (in dollars per share)	$ 1.02	$ 0.15	$ 2.43	$ 0.47	$ 0.79	$ 2.67	$ 2.42
Diluted earnings (loss) per share (in dollars per share)	$ 1.02	$ 0.15	$ 2.43	$ 0.47	$ 0.79	$ 2.67	$ 2.42